PINNACLE CAPITAL MANAGEMENT FUNDS TRUST
 100 Limestone Plaza

Fayetteville, New York  13066

July 29, 2010

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

RE:

Pinnacle Capital Management Funds Trust (the “Trust”) Registration Statement under the Securities Act of 1933, and the Registration Statement under the Investment Company Act of 1940 on Form N-1A with respect to the Pinnacle Capital Management Balanced Fund (the “Fund”) (File No. 811-22445)

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, and Regulation S-T, transmitted herewith on behalf of the Trust is the Company’s initial Registration Statement on Form N-1A (the “Registration Statement”).  This filing contains the Prospectus and Statement of Additional Information for the Fund.  This transmission contains a conformed signature page, the manually signed original of which, is maintained at the offices of the Trust.

If you have any questions concerning the foregoing, please contact John H. Lively at the address written below or via phone at (913) 660-0778.

Sincerely,

/s/ John H. Lively

John H. Lively

cc:

Steven R. Pickard

Pinnacle Capital Management, LLC
100 Limestone Plaza

Fayetteville, New York 13066